UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dinakar Singh             New York, New York        August 14, 2006
       ---------------------  ------------------------------  ---------------
            [Signature]                 [Place]                    [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:        3,996,950
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                      FORM 13F INFORMATION TABLE

NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      SOLE      SHARED    NONE
                                                      (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS
AETNA INC NEW                     COM       00817Y108 24,557    615,000    SH          SOLE              615,000
AGRIUM INC                        COM       008916108 81,270    3,500,000  SH          SOLE              3,500,000
AMERICAN INTL GROUP INC           COM       026874107 311,784   5,280,000  SH          SOLE              5,280,000
ANGLO AMERN PLC                   ADR       03485P102 6,807     333,000    SH          SOLE              333,000
CIGNA CORP                        COM       125509109 25,120    255,000    SH          SOLE              255,000
CHEMTURA CORP                     COM       163893100 36,239    3,880,000  SH          SOLE              3,880,000
COMMUNITY HEALTH SYS INC NEW      COM       203668108 101,798   2,770,000  SH          SOLE              2,770,000
DAVITA INC                        COM       23918K108 50,943    1,025,000  SH          SOLE              1,025,000
DEERE & CO                        COM       244199105 57,007    682,800    SH          SOLE              682,800
DESARROLLADORA HOMEX S A DE  SPONSORED ADR  25030W100 8,531     260,000    SH          SOLE              260,000
ENERGEN CORP                      COM       29265N108 48,143    1,253,400  SH          SOLE              1,253,400
FEDERATED DEPTSTORES INC DE       COM       31410H101 176,046   4,810,000  SH          SOLE              4,810,000
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109 52,799    810,300    SH          SOLE              810,300
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS 344419106 200,509   2,395,000  SH          SOLE              2,395,000
ICICI BK LTD                      ADR       45104G104 181,414   7,670,800  SH          SOLE              7,670,800
INCO LTD                          COM       453258402 201,325   3,055,000  SH          SOLE              3,055,000
INCO LTD                         CALL       453258902 3,900     15,000     SH  CALL    SOLE              15,000
LONE STAR TECHNOLOGIES INC        COM       542312103 143,483   2,656,100  SH          SOLE              2,656,100
LOUISIANA PAC CORP                COM       546347105 71,175    3,250,000  SH          SOLE              3,250,000
METHANEX CORP                     COM       59151K108 70,066    3,308,100  SH          SOLE              3,308,100
MICROSOFT CORP                    COM       594918104 264,106   11,335,000 SH          SOLE              11,335,000
MOBILE TELESYSTEMS OJSC      SPONSORED ADR  607409109 37,389    1,270,000  SH          SOLE              1,270,000
NASDAQ 100 TR                     PUT       631100954 2,035     17,700     SH  PUT     SOLE              17,700
NASDAQ 100 TR                     PUT       631100954 3,548     21,500     SH  PUT     SOLE              21,500
NETEASE.COM INC              SPONSORED ADR  64110W102 26,796    1,200,000  SH          SOLE              1,200,000
NIKE INC                         CL B       654106103 333,396   4,116,000  SH          SOLE              4,116,000
OPEN JT STK CO-VIMPEL COMMUN SPONSORED ADR  68370R109 41,009    895,000    SH          SOLE              895,000
ORACLE CORP                       COM       68389X105 176,054   12,150,000 SH          SOLE              12,150,000
PRIDE INTL INC DEL                COM       74153Q102 67,457    2,160,000  SH          SOLE              2,160,000
SK TELECOM LTD.              SPONSORED ADR  78440P108 117,100   5,000,000  SH          SOLE              5,000,000
ST PAUL TRAVELERS INC             COM       792860108 111,584   2,503,008  SH          SOLE              2,503,008
SOUTHERN COPPER CORP              COM       84265V105 33,442    375,200    SH          SOLE              375,200
SYMANTEC CORP                     COM       871503108 48,563    3,125,000  SH          SOLE              3,125,000
TEVA PHARMACEUTICAL INDS LTD      ADR       881624209 28,273    895,000    SH          SOLE              895,000
TRIAD HOSPITALS INC               COM       89579K109 209,932   5,304,000  SH          SOLE              5,304,000
UNITEDHEALTH GROUP INC            COM       91324P102 24,633    550,100    SH          SOLE              550,100
WELLPOINT INC                     COM       94973V107 24,742    340,000    SH          SOLE              340,000
ACE LTD                           ORD       G0070K103 327,641   6,476,400  SH          SOLE              6,476,400
MAX RE CAPITAL LTD HAMILTON       SHS       G6052F103 23,203    1,062,400  SH          SOLE              1,062,400
PARTNERRE LTD                     COM       G6852T105 228,018   3,560,000  SH          SOLE              3,560,000
SINA CORPORATION CMN              ORD       G81477104 15,113    605,000    SH          SOLE              605,000

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